Other Income (Details) - USD ($)	1 Months Ended	6 Months Ended
	Apr. 01, 2019	Sep. 30, 2022	Sep. 30, 2021
Other Income (Details) [Line Items]
Acquired amounts		$ 1,900,000
Consideration amount	$ 59,000,000	59,000,000
Reachnet [member]
Other Income (Details) [Line Items]
Other income		$ 6,124,042	$ 7,258,605